Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Non-cash Impairments of Proved and Unproved Property and Equipment
The following table represents non-cash impairments of the carrying value of the Company’s proved and unproved property and equipment for 2015, 2014 and 2013:

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Oil and Gas Property:
Proved	$7,389	$6,068	$1,443
Unproved	2,462	1,976	319

Schedule of Goodwill
The following presents the changes to goodwill for the years ended 2015, 2014, and 2013:

	United States	Canada	Egypt	North Sea	Total
	(In millions)
Goodwill at December 31, 2012	$1,016	$103	$87	$83	$1,289
Divested	(632)	—	—	—	(632)
Acquired	—	—	—	80	80
Impairments	—	—	—	—	—
Goodwill at December 31, 2013	384	103	87	163	737
Divested	(140)	—	—	—	(140)
Impairments	(244)	(103)	—	—	(347)
Goodwill at December 31, 2014	—	—	87	163	250
Divested	—	—	—	—	—
Impairments	—	—	—	(163)	(163)
Goodwill at December 31, 2015	$—	$—	$87	$—	$87